Concentrations (Details Textual)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net revenues [Member]
Concentration risks, percentage	65.50%	72.50%
Net revenues [Member] | Customer [Member]
Concentration risks, percentage	10.00%
Accounts Receivable [Member] | Customer [Member]
Concentration risks, percentage	10.00%